Intangible assets - Disclosure of changes in amortization due to revised estimated useful lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2028	Mar. 31, 2027	Mar. 31, 2026
Computer software and customer relationships | Change in future amortization due to change in useful lives of intangibles
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in amortization of intangible assets other than goodwill due to changes in useful lives	$ (2,354)	$ (45,577)	$ 47,931